Allowance for Credit Losses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Allowance for Credit Loss [Abstract]
Schedule of the Allowance for Credit Losses

The change in the allowance for expected credit losses on accounts receivable is summarized as follows (in thousands):

	2025	2024
Balance as of December 31	$1,042	$454
Provision for expected credit losses	186	176
Write-offs and recoveries collected	(133)	(103)
Balance as of March 31	$1,095	$527

The change in the allowance for credit losses on accounts receivable is summarized as follows (in thousands):

	2024	2023	2022
Balance at December 31 of prior year	$454	$118	$419
Provision for expected credit losses	712	729	752
Write-offs and recoveries collected	(124)	(393)	(1,053)
Balance at December 31	$1,042	$454	$118